Share Capital	12 Months Ended
Apr. 30, 2018
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Share Capital
12.	Share Capital

a)	Common Shares

The Company is authorized to issue an unlimited number of common shares, issuable in series.

The holders of common shares are entitled to one vote per share at meetings of the Company and to receive dividends, which may be declared from time-to-time. All shares are ranked equally with regard to the Company’s residual assets.

During the year ended April 30, 2018, the Company:

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Completed a non-brokered private placement to an officer and director of the Company through the issuance of 500,000 units at a price of $0.25 per unit for gross proceeds of $125. Each unit is comprised of one common share of Starcore and one-half of one transferable common share purchase warrant, each whole warrant exercisable for a period of four years from the date of issue to purchase one common share of Starcore at a price of $0.30 per share.

The Company calculated the fair value of the share component to be the lesser of the market price for the shares on the date of grant, which was $0.24 per share, and the offering price, which was $0.25 per unit. The shares, therefore, had a market price of $0.24 per share or $120 and the fair value of the warrants was calculated as the difference of $5. As such, share capital was increased by $120 and equity reserve increased by $5.

During the year ended April 30, 2017, the Company did not issue any common shares.

b)	Warrants

A summary of the Company’s outstanding share purchase warrants at April 30, 2018 and 2017 and the changes during the year ended is presented below:

	Number of warrants	Weighted average exercise price
Outstanding at April 30, 2016	139,284	$1.20
Warrants expired	(139,284)	1.20

Outstanding at April 30, 2017	—	—
Warrants issued	250,000	0.30

Outstanding at April 30, 2018	250,000	$0.30

A summary of the Company’s outstanding share purchase warrants is presented below:

Number of Warrants	Exercise Price	Expiry Date
250,000	$0.30	March 7, 2022

c)	Share-based Payments

The Company, in accordance with the policies of the TSX, was previously authorized to grant options to directors, officers, and employees to acquire up to 20% of the amount of stock outstanding. In January 2014, the Company’s shareholders voted to cancel the Company’s option plan and, as a result, the Company’s Board of Directors may not grant further options. The Company’s management and directors are reviewing alternative compensation arrangements for the Company’s employees and directors.

The following is a summary of changes in options for the years ending April 30, 2018 and 2017:

	Number of Shares	Weighted Average Exercise Price
Balance at April 30, 2016	2,846,250	$1.07
Forfeited/expired	(1,497,500)	1.23

Balance at April 30, 2017	1,348,750	0.90
Forfeited	(400,000)	0.94

Outstanding and Exercisable at April 30, 2018	948,750	$0.88

The following is a summary of the Company’s outstanding and exercisable options at April 30, 2018:

Number Outstanding	Weighted Average Exercise Price	Weighted Average Life
50,000	$1.00	0.37
50,000	$0.80	0.31
50,000	$0.92	0.35
798,750	$0.88	0.71

948,750	$0.88	0.65

d)	Deferred Share Units (“DSU”) & Restricted Share Units (“RSU”)

Effective August 1, 2016, The Board of Directors has approved the adoption of a Restricted Share Unit and Deferred Share Unit Plan (the “RSU/DSU Plan”) as part of the Company’s compensation arrangements for directors, officers, employees or consultants of the Company or a related entity of the Company.

Although the RSU/DSU Plan is share-based, all vested RSUs and DSUs will be settled in cash. No common shares will be issued.

RSU

The RSU plan is for eligible members of the Board of Directors, eligible employees and eligible contractors. The RSUs will vest over a period of three years from the date of grant, vesting as to one-third at the end of each calendar year. In addition to the vesting period, the Company has also set Performance Conditions that will accompany vested RSUs.

The Performance Conditions to be met are established by the Board at the time of grant of the RSU. RSUs that are permitted to be carried over to the succeeding years shall expire no later than August 1st of the third calendar year after the year in which the RSUs have been granted, and will be terminated to the extent the performance objectives or other vesting criteria have not been met. The RSU share plan transactions during the period were as follows:

Number of Share Units
Outstanding at April 30, 2016	—
Granted	961,000
Cancelled	(204,000)

Outstanding at April 30, 2017	757,000
Granted	705,000
Exercised	(178,750)
Cancelled	(42,000)

Outstanding at April 30, 2018	1,241,250

Management has determined that 50% of the RSU’s will be deemed payable on the vesting dates based on current performance criteria measures. As such only 50% of the RSU’s have been valued at fair value of $0.195 per share. The liability portion for the year ended April 30, 2018 is $70 which has been included under Trades and Other Payables on the Statement of Financial Position.

DSU

The Company introduced a DSU plan for eligible directors. The DSUs are paid in full in the form of a lump sum payment no later than August 1st of the calendar year immediately following the calendar year of termination of service.

DSU Awards going forward will vest on each anniversary date of the grant over a period of 3 years. The DSU share plan transactions during the period were as follows:

Number of Share Units
Outstanding at April 30, 2016	—
Granted	760,000
Exercised	(20,000)
Cancelled	(140,000)

Outstanding at April 30, 2017	600,000
Granted	410,000

Outstanding at April 30, 2018	1,010,000

On August 1, 2017, the Company granted 410,000 DSUs to eligible directors. Based on the fair value of $0.195 per share, the Company has recorded a liability of $136 under Trades and Other Payable on the Statement of Financial Position.